Stock-Based Compensation (Summary Of Unvested Shares) (Details) - Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Options, Granted		52,465
Nonvested Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Options, Unvested	81,311	131,531
Number of Options, Granted		52,465
Number of Options, Vested	(7,593)	(51,386)
Number of Options, Cancelled		(51,299)
Number of Options, Unvested	73,718	81,311
Weighted Average Fair Value at Grant Date, Unvested	$ 7.90	$ 13.19
Weighted Average Fair Value at Grant Date, Granted		4.20
Weighted Average Fair Value at Grant Date, Vested	8.34	14.12
Weighted Average Fair Value at Grant Date, Cancelled		11.47
Weighted Average Fair Value at Grant Date, Unvested	$ 7.85	$ 7.90